SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share price		$ 5.10
Expected volatility (weighted-average)		60.00%
Expected life (weighted-average)	0 years	2 years 5 months 15 days
Expected dividends
Risk-free interest rate (based on U.S. government bonds)		4.45%
Weighted-average grant date fair value		$ 5.10